DISCONTINUED OPERATIONS (Details) - Schedule of Discontinued Securities and Other Gains Held For Trading - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net income arising on assets designated at fair value through profit or loss:
Debt securities, loans and advances	£ (37)	£ (25)	£ (11)
Equity shares	(9)	3	(86)
Total net gains arising on assets designated at fair value through profit or loss	486	449	224
Securities and other gains	£ 116	£ 214	183
Discontinued operations
Net income arising on assets designated at fair value through profit or loss:
Debt securities, loans and advances			(426)
Equity shares			(535)
Total net gains arising on assets designated at fair value through profit or loss			961
Net gains on financial instruments held for trading			(95)
Securities and other gains			£ (866)